Equity Method Investments - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash	$ 194.5	$ 283.0	$ 102.6	$ 83.8	$ 258.7	$ 118.5
Total current assets	546.2		409.9
Total non-current assets	2,635.4		2,670.2
Total assets	3,181.6		3,080.1	2,996.1
Total current liabilities	349.0		360.4
Total non-current liabilities	1,833.4		1,735.7
Equity	999.2	$ 989.6	984.0	$ 906.2	$ 904.1	$ 897.8
Total liabilities and equity	3,181.6		3,080.1
Perfomex
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash	3.0		11.4
Total current assets	196.5		271.4
Total non-current assets	20.7		12.3
Total assets	217.2		283.7
Total current liabilities	191.6		257.2
Total non-current liabilities	0.0		8.3
Equity	25.6		18.2
Total liabilities and equity	217.2		283.7
Restricted cash	2.4
Perfomex II
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash	0.0		0.5
Total current assets	33.4		35.1
Total non-current assets	2.0		2.1
Total assets	35.4		37.2
Total current liabilities	23.6		23.8
Total non-current liabilities	0.4		0.2
Equity	11.4		13.2
Total liabilities and equity	$ 35.4		$ 37.2